Post-employee benefit plans - Interest Cost (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Disclosure of net defined benefit liability (asset) [line items]
Total interest on post-employment benefit obligations	$ (5)	$ (11)	$ (10)	$ (23)
DB pension
Disclosure of net defined benefit liability (asset) [line items]
Total interest on post-employment benefit obligations	2	(2)	5	(5)
OPEBs
Disclosure of net defined benefit liability (asset) [line items]
Total interest on post-employment benefit obligations	$ (7)	$ (9)	$ (15)	$ (18)